Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Effect of Changes in Foreign Exchange Rates

Brazilian Real x U.S. Dollar	Dec 2017	Sep 2017	Jun 2017	Mar 2017	Dec 2016	Sep 2016	Jun 2016	Mar 2016
Quarterly average exchange rate	3.25	3.16	3.22	3.15	3.29	3.25	3.51	3.91
Period-end exchange rate	3.31	3.17	3.31	3.17	3.26	3.25	3.21	3.56